Supplemental disclosure of cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Proceeds From Issue Of Compensatory Shares	$ 1,003	$ 459
Earn-out Receivable On Sale Of Assets	$ 0	$ 1,838